UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5245

Dreyfus Strategic Municipals, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	9/30
Date of reporting period:	3/31/09

FORM N-CSR

Item 1. Reports to Stockholders.

Contents

THE FUND
2	A Letter from the CEO
3	Discussion of Fund Performance
6	Statement of Investments
26	Statement of Assets and Liabilities
27	Statement of Operations
28	Statement of Changes in Net Assets
29	Financial Highlights
31	Notes to Financial Statements
39	Information About the Review and Approval
of the Fund’s Management Agreement
45	Officers and Directors

FOR MORE INFORMATION
Back Cover

Dreyfus Strategic Municipals, Inc.

The Fund

A LETTER FROM THE CEO Dear Shareholder:

We present this semiannual report for Dreyfus Strategic Municipals, Inc., covering the six-month period from October 1, 2008, through March 31, 2009.

The reporting period has been one of the most challenging for the U.S. economy and financial markets, including many areas of the municipal bond markets.An economic downturn was severely exacerbated in mid-September 2008, when the bankruptcy of Lehman Brothers triggered a cascading global economic decline. As the credit crisis dried up the availability of funding for businesses and consumers, international trade activity slumped, commodity prices plummeted, the U.S. and global economies entered a period of intense inventory liquidation, and unemployment surged.

On the heels of a –6.3% annualized U.S. economic growth rate in the fourth quarter of 2008, we expect another sharp decline for the first quarter of 2009. However, our Chief Economist anticipates that the U.S. recession may reach a trough around the third quarter of this year, followed by a slow recovery. Indeed, the U.S. government and monetary authorities have signaled their intent to do whatever it takes to forestall a depression or a deflationary spiral, including historically low interest rates, mortgage modification programs and massive monetary and fiscal stimulus and support for state and local municipalities. Although times seem dire now, we believe it is always appropriate to maintain a long-term investment focus and to discuss any investment modifications with your financial adviser.Together, you can prepare for the risks that lie ahead and position your assets to perform in this current market downturn, and in the future.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

As always, we thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation April 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2008, through March 31, 2009, as provided by James Welch, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended March 31, 2009, Dreyfus Strategic Municipals achieved a total return of –4.30% on a net-asset-value basis.1 Over the same period, the fund provided aggregate income dividends of $0.252 per share, which reflects an annualized distribution rate of 7.59%.2

Municipal bonds suffered bouts of poor liquidity and heightened volatility due to a severe financial crisis and economic downturn during the reporting period. Although the fund’s income stream held up relatively well, the fund’s lower-rated holdings proved to be a drag on its total return, especially during the fourth quarter of 2008.

The Fund’s Investment Approach

The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. Under normal market conditions, the fund invests at least 80% of its net assets in municipal obligations. Generally, the fund invests at least 50% of its net assets in municipal bonds considered investment grade or the unrated equivalent as determined by Dreyfus in the case of bonds, and in the two highest-rating categories or the unrated equivalent as determined by Dreyfus in the case of short-term obligations having or deemed to have maturities of less than one year.

To this end, we have constructed a portfolio derived from seeking income opportunities through analysis of each bond’s structure, including paying close attention to each bond’s yield, maturity and early redemption features.

Over time, many of the fund’s relatively higher-yielding bonds mature or may be called by their issuers, and we generally attempt to replace those bonds, as opportunities arise, with investments consistent with the fund’s investment policies at prevailing current yields.When we believe

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

an opportunity exists, we also may seek to upgrade the portfolio’s investments with newly issued bonds that, in our opinion, have better structural or income characteristics than existing holdings.

Financial Crisis and Recession Sparked Volatility

An intensifying credit crisis and a severe recession roiled most financial markets, including municipal bonds, over the reporting period. Slumping home values, surging unemployment and plunging consumer confidence contributed to one of the worst recessions since the Great Depression, putting pressure on the fiscal conditions of most states and municipalities. Meanwhile, just weeks before the start of the reporting period, an ongoing credit crunch escalated into a global financial crisis that punished a number of large financial institutions. These developments sparked a “flight to quality” in which investors fled riskier assets in favor of traditional safe havens, especially U.S.Treasury securities.As a result, for much of the reporting period, absolute tax-exempt yields were significantly higher than those of comparable taxable U.S.Treasury securities.

Market turmoil was particularly severe over the fourth quarter of 2008, when highly leveraged institutional investors were forced to sell creditworthy investments, including municipal bonds, to meet margin calls and redemption requests. In addition, several major bond insurers suffered massive sub-prime related losses, causing investors to question the value of insurance on municipal bonds. Lower-rated bonds declined sharply in this environment.

Market conditions improved during the first quarter of 2009, and a number of municipal bonds that had suffered severe declines earlier in the reporting period regained a significant portion of their value in the second half. Investors apparently refocused on underlying credit fundamentals and began to look forward to the potentially beneficial effects of massive monetary and fiscal stimulus programs from the Federal Reserve Board and U.S. government.

Lower-Rated Bonds Dampened Performance

Whenever market liquidity allowed in this tumultuous market environment, we attempted to upgrade the fund’s credit profile by reducing its positions in lower-rated municipal bonds in favor of higher-quality general-obligation bonds and essential-purpose revenue bonds. Indeed, new purchases of essential-purpose bonds fared relatively well over the reporting period.On the other hand,the fund’s holdings of bonds backed by the states’ settlement of litigation with U.S. tobacco companies hurt the relative performance, partly due to supply-and-demand factors.

Finally, the fund’s leveraging strategy exacerbated the effects of falling bond prices over the reporting period’s first half, but helped boost its current income stream and participation in the second-half rally as the cost of obtaining financing declined along with short-term interest rates. Rates on the fund’s auction-rate preferred shares, which are issued to fund its leveraging strategy, fell to low levels despite dislocations in the auction-rate securities market.

Maintaining a Cautious Investment Posture

As of the reporting period’s end, the U.S. economy has remained weak, and the financial crisis has persisted. Consequently, we have continued our attempts to upgrade the fund’s credit profile in anticipation of heightened market volatility over the foreseeable future. Over the longer term, however, we believe that low valuations, high yields relative to taxable U.S. government securities, and the likelihood of rising federal and state taxes make municipal bonds an attractive asset class.

April 15, 2009

1	Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share. Past performance is no guarantee of future results. Market price per share, net asset value per share and investment return fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until
October 31, 2009, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, the fund’s return would have been lower.
2	Annualized distribution rate per share is based upon dividends per share paid from net investment income during the period, divided by the market price per share at the end of the period.

The Fund 5

STATEMENT OF INVESTMENTS March 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—161.8%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—1.9%
Houston County Health Care
Authority, GO (Insured; AMBAC)	6.25	10/1/09	8,000,000	[a]	8,313,600
Alaska—.9%
Alaska Housing Finance
Corporation, General Mortgage
Revenue (Insured; MBIA, Inc.)	6.00	6/1/49	4,000,000		4,023,160
Arizona—5.1%
Arizona Housing Finance Authority,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FHLMC,
FNMA and GNMA)	5.55	12/1/41	6,000,000		5,746,500
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	6.25	7/1/38	5,000,000		5,104,150
Maricopa County Pollution Control
Corporation, PCR (Public
Service Company of New Mexico
Palo Verde Project)	5.75	11/1/22	6,000,000		4,695,060
Scottsdale Industrial Development
Authority, HR (Scottsdale
Healthcare)	5.80	12/1/11	6,000,000	[a]	6,733,020
Arkansas—.5%
Arkansas Development
Finance Authority, SFMR
(Mortgage Backed Securities
Program) (Collateralized:
FNMA and GNMA)	6.25	1/1/32	2,255,000		2,294,169
California—10.5%
Beverly Hills Unified School
District, GO	0.00	8/1/30	10,850,000	[b]	3,291,673
California,
GO	5.25	4/1/34	5,000		4,558
California,
GO (Various Purpose)	6.50	4/1/33	10,000,000	[c]	10,556,600
California Pollution Control
Financing Authority, SWDR
(Keller Canyon Landfill
Company Project)	6.88	11/1/27	2,000,000		1,913,140

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Statewide Communities
Development Authority,
Environmental Facilities Revenue
(Microgy Holdings Project)	9.00	12/1/38	3,000,000		2,383,320
California Statewide Communities
Development Authority, Revenue
(Bentley School)	6.75	7/1/32	1,960,000		1,422,470
California Statewide Communities
Development Authority,
Revenue (Daughters of
Charity Health System)	5.25	7/1/30	3,000,000		2,022,960
California Statewide Communities
Development Authority,
Revenue (Daughters of
Charity Health System)	5.00	7/1/39	5,000,000		3,015,400
California Statewide Communities
Development Authority, Student
Housing Revenue (CHF-Irvine,
LLC-UCI East Campus
Apartments, Phase II)	5.75	5/15/32	2,500,000		2,015,775
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.80	6/1/13	8,100,000	[a]	9,849,276
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.90	6/1/13	2,000,000	[a]	2,439,460
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	5,775,000		3,343,263
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	7,050,000		3,958,575
Colorado—5.6%
Beacon Point Metropolitan
District, GO	6.25	12/1/35	2,000,000		1,328,320

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Colorado (continued)
Colorado Educational and Cultural
Facilities Authority, Charter
School Revenue (American
Academy Project)	8.00	12/1/40	3,500,000		3,671,430
Colorado Health Facilities
Authority, Revenue (American
Baptist Homes of the Midwest
Obligated Group)	5.90	8/1/37	3,000,000		1,870,620
Colorado Health Facilities
Authority, Revenue (Poudre
Hospital) (Insured; FSA)	5.25	3/1/40	3,000,000		2,571,510
Colorado Housing Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.60	8/1/32	1,445,000		1,500,156
Northwest Parkway Public Highway
Authority, Revenue	7.13	6/15/11	10,550,000	[a]	11,274,574
Southlands Metropolitan District
Number 1, GO	7.13	12/1/14	2,000,000	[a]	2,509,860
Florida—5.1%
Florida Housing Finance
Corporation, Housing Revenue
(Nelson Park Apartments)
(Insured; FSA)	6.40	3/1/40	12,380,000		12,500,953
Jacksonville Economic Development
Commission, Health Care
Facilities Revenue (Florida
Proton Therapy Institute Project)	6.25	9/1/27	3,000,000	[d]	2,232,990
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/09	45,000	[a]	46,682
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/26	1,955,000		1,825,677
Orange County School Board,
COP (Master Lease Purchase
Agreement) (Insured;
Assured Guaranty)	5.50	8/1/34	6,000,000		5,946,060

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Georgia—4.0%
Brooks County Development
Authority, Senior Health and
Housing Facilities Revenue
(Presbyterian Home, Quitman, Inc.)
(Collateralized; GNMA)	5.70	1/20/39	4,445,000		4,413,040
Fulton County Development
Authority, Revenue (Georgia
Tech North Avenue Apartments
Project) (Insured; XLCA)	5.00	6/1/32	2,500,000		2,374,850
Georgia Higher Education
Facilities Authority,
Revenue (USG Real Estate
Foundation I, LLC Project)
(Insured; Assured Guaranty)	5.63	6/15/38	6,000,000		6,074,640
Milledgeville-Baldwin County
Development Authority,
Revenue (Georgia College
and State Foundation)	6.00	9/1/13	2,090,000		2,467,663
Milledgeville-Baldwin County
Development Authority,
Revenue (Georgia College
and State Foundation)	6.00	9/1/14	2,000,000	[a]	2,420,360
Hawaii—.3%
Hawaii Department of
Transportation, Special
Facility Revenue (Caterair
International Corporation)	10.13	12/1/10	1,600,000		1,530,928
Idaho—1.0%
Power County Industrial
Development Corporation, SWDR
(FMC Corporation Project)	6.45	8/1/32	5,000,000		4,281,450
Illinois—11.0%
Chicago,
GO (Insured; FGIC)	6.13	7/1/10	14,565,000	[a]	15,705,294
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.55	4/1/33	2,000,000		2,073,980

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois (continued)
Chicago,
Wastewater Transmission
Revenue (Insured; MBIA, Inc.)	6.00	1/1/10	3,000,000	[a]	3,154,740
Chicago O’Hare International
Airport, Special Facility
Revenue (American
Airlines, Inc. Project)	5.50	12/1/30	5,000,000		1,823,200
Illinois Finance Authority,
Revenue (Edward Hospital
Obligated Group)
(Insured; AMBAC)	5.50	2/1/40	3,500,000		2,903,635
Illinois Health Facilities
Authority, Revenue (Advocate
Health Care Network)	6.13	11/15/10	4,020,000	[a]	4,358,806
Illinois Health Facilities
Authority, Revenue (OSF
Healthcare System)	6.25	11/15/09	7,730,000	[a]	8,071,048
Illinois Health Facilities
Authority, Revenue (Swedish
American Hospital)	6.88	5/15/10	4,945,000	[a]	5,283,287
Metropolitan Pier and Exposition
Authority, State Tax Revenue
(McCormick Place Expansion
Project) (Insured; MBIA, Inc.)	5.25	6/15/42	5,325,000		5,266,744
Indiana—2.3%
Franklin Township School
Building Corporation,
First Mortgage Bonds	6.13	7/15/10	6,500,000	[a]	7,084,480
Petersburg,
SWDR (Indianapolis Power and
Light Company Project)	6.38	11/1/29	4,150,000		3,270,657
Kansas—5.8%
Kansas Development Finance
Authority, Health Facilities
Revenue (Sisters of Charity of
Leavenworth Health Services
Corporation)	6.25	12/1/28	3,000,000		3,027,120
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	6.30	12/1/32	3,325,000		3,373,512

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Kansas (continued)
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	6.45	12/1/33	6,760,000	7,065,552
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.70	12/1/35	1,895,000	1,789,164
Wichita,
Hospital Facilities
Improvement Revenue (Via
Christi Health System, Inc.)	6.25	11/15/24	10,000,000	10,103,600
Kentucky—1.8%
Kentucky Area Development
Districts Financing Trust, COP
(Lease Acquisition Program)	5.50	5/1/27	2,000,000	1,838,540
Louisville/Jefferson County Metro
Government, Health Facilities
Revenue (Jewish Hospital and Saint
Mary’s Healthcare, Inc. Project)	6.13	2/1/37	1,000,000	994,610
Paducah Electric Plant Board,
Revenue (Insured;
Assured Guaranty)	5.25	10/1/35	5,000,000	4,971,650
Louisiana—1.5%
Lakeshore Villages Master
Community Development District,
Special Assessment Revenue	5.25	7/1/17	2,979,000	2,274,764
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	7,000,000	4,550,420
Maine—.6%
Maine Housing Authority,
Mortgage Purchase Bonds	5.30	11/15/23	2,825,000	2,833,983
Maryland—1.9%
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential Revenue	5.75	9/1/37	2,265,000	2,262,667

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Maryland (continued)
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (University of
Maryland, Baltimore Project)	5.75	10/1/33	4,590,000		2,669,865
Maryland Economic Development
Corporation, Student Housing
Revenue (University of
Maryland, College Park Project)	6.50	6/1/13	3,000,000	[a]	3,585,060
Massachusetts—1.6%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Civic
Investments Issue)	9.00	12/15/12	1,600,000	[a]	1,955,024
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/32	185,000		185,007
Massachusetts Industrial
Finance Agency, RRR
(Ogden Haverhill Project)	5.60	12/1/19	6,000,000		4,746,240
Michigan—7.4%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,580,000		1,690,287
Detroit School District,
School Building and Site
Improvement Bonds (GO—
Unlimited Tax) (Insured; FGIC)	5.00	5/1/28	6,930,000		6,283,708
Kent Hospital Finance Authority,
Revenue (Metropolitan
Hospital Project)	6.00	7/1/35	5,930,000		4,119,630
Kent Hospital Finance Authority,
Revenue (Metropolitan
Hospital Project)	6.25	7/1/40	3,000,000		2,110,140
Michigan Strategic Fund,
LOR (The Detroit Edison
Company Exempt Facilities
Project) (Insured; XLCA)	5.25	12/15/32	3,000,000		2,591,520
Michigan Strategic Fund,
SWDR (Genesee Power
Station Project)	7.50	1/1/21	12,400,000		9,930,044

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Michigan (continued)
Royal Oak Hospital Finance
Authority, HR (William Beaumont
Hospital Obligated Group)	8.25	9/1/39	5,500,000	5,887,530
Minnesota—6.4%
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.15	12/1/38	2,356,378	2,340,355
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.30	12/1/39	2,606,494	2,461,338
Duluth Economic Development
Authority, Health Care
Facilities Revenue (Saint
Luke’s Hospital)	7.25	6/15/32	5,000,000	4,026,550
Minneapolis,
Health Care System Revenue
(Fairview Health Services)
(Insured; Assured Guaranty)	6.50	11/15/38	5,000,000	5,338,500
North Oaks,
Senior Housing Revenue
(Presbyterian Homes of North
Oaks, Inc. Project)	6.25	10/1/47	5,265,000	3,844,766
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/30	5,500,000	4,056,855
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/35	2,000,000	1,400,840
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	6.00	7/1/26	5,000,000	4,570,700
Mississippi—4.4%
Clairborne County, PCR (System
Energy Resources, Inc. Project)	6.20	2/1/26	4,545,000	3,701,403

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Mississippi (continued)
Mississippi Business Finance
Corporation, PCR (System
Energy Resources, Inc. Project)	5.88	4/1/22	14,310,000		12,205,142
Warren County,
Gulf Opportunity Zone
Revenue (International Paper
Company Projects)	6.50	9/1/32	5,000,000		3,652,950
Missouri—3.3%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.38	12/1/27	2,000,000		1,632,640
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.50	12/1/32	4,500,000		3,591,135
Missouri Development Finance
Board, Infrastructure Facilities
Revenue (Independence,
Crackerneck Creek Project)	5.00	3/1/28	2,000,000		1,789,040
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (Saint
Anthony’s Medical Center)	6.25	12/1/10	6,750,000	[a]	7,409,813
Montana—.3%
Montana Board of Housing,
SFMR	6.45	6/1/29	1,200,000		1,221,228
Nevada—2.8%
Washoe County,
GO Convention Center Revenue
(Reno-Sparks Convention and
Visitors Authority) (Insured; FSA)	6.40	1/1/10	12,000,000	[a]	12,528,720
New Hampshire—3.0%
New Hampshire Business Finance
Authority, PCR (Public Service
Company of New Hampshire)
(Insured; AMBAC)	6.00	5/1/21	7,000,000		6,524,000
New Hampshire Health and
Educational Facilities Authority,
Revenue (Exeter Project)	6.00	10/1/24	1,000,000		961,510

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New Hampshire (continued)
New Hampshire Health and
Educational Facilities Authority,
Revenue (Exeter Project)	5.75	10/1/31	1,000,000	904,880
New Hampshire Industrial
Development Authority, PCR
(Connecticut Light and Power
Company Project)	5.90	11/1/16	5,000,000	4,832,400
New Jersey—3.6%
New Jersey Economic Development
Authority, Cigarette Tax Revenue	5.75	6/15/34	5,500,000	4,017,970
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty)	6.13	6/1/30	5,000,000	4,955,600
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/13	5,640,000 [a]	6,830,209
New Mexico—1.1%
Farmington,
PCR (Tucson Electric Power
Company San Juan Project)	6.95	10/1/20	3,000,000	2,973,150
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	7.00	9/1/31	915,000	925,019
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	6.15	7/1/35	1,130,000	1,146,419
New York—4.7%
New York City Industrial Development
Agency, Liberty Revenue (7 World
Trade Center Project)	6.25	3/1/15	3,275,000	2,748,249
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium Project)
(Insured; Assured Guaranty)	7.00	3/1/49	5,000,000	5,569,150

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	2,800,000		1,993,432
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured) (Insured; AMBAC)	5.25	6/1/21	5,000,000		5,010,200
Triborough Bridge and Tunnel
Authority, Revenue	5.25	11/15/30	5,220,000		5,236,652
North Carolina—.8%
North Carolina Housing
Finance Agency, Home
Ownership Revenue	5.88	7/1/31	3,415,000		3,415,273
North Dakota—.1%
North Dakota Housing Finance
Agency, Home Mortgage Revenue
(Housing Finance Program)	6.15	7/1/31	405,000		414,882
Ohio—4.8%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.88	6/1/30	3,000,000		1,827,810
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	6.50	6/1/47	16,900,000		9,951,734
Canal Winchester Local School
District, School Facilities
Construction and Improvement
and Advance Refunding
Bonds (GO—Unlimited Tax)
(Insured; MBIA, Inc.)	0.00	12/1/29	3,955,000	[b]	1,160,911
Canal Winchester Local School
District, School Facilities
Construction and Improvement
and Advance Refunding
Bonds (GO—Unlimited Tax)
(Insured; MBIA, Inc.)	0.00	12/1/31	3,955,000	[b]	1,011,491
Ohio,
SWDR (USG Corporation Project)	5.60	8/1/32	5,555,000		2,436,923

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio (continued)
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.63	2/1/36	3,000,000		1,953,870
Toledo Lucas County Port
Authority, Airport Revenue
(Baxter Global Project)	6.25	11/1/13	3,300,000		2,975,181
Oklahoma—3.2%
Oklahoma Housing Finance Agency,
SFMR (Homeownership
Loan Program)	7.55	9/1/28	855,000		866,089
Oklahoma Housing Finance Agency,
SFMR (Homeownership Loan
Program) (Collateralized: FNMA
and GNMA)	7.55	9/1/27	555,000		568,065
Oklahoma Industries Authority,
Health System Revenue
(Obligated Group)
(Insured; MBIA, Inc.)	5.75	8/15/09	5,160,000	[a]	5,314,181
Oklahoma Industries Authority,
Health System Revenue
(Obligated Group)
(Insured; MBIA, Inc.)	5.75	8/15/09	7,070,000	[a]	7,281,252
Pennsylvania—1.2%
Pennsylvania Economic Development
Financing Authority, SWDR (USG
Corporation Project)	6.00	6/1/31	8,060,000		3,587,587
Philadelphia Authority for
Industrial Development, Revenue
(Please Touch Museum Project)	5.25	9/1/31	2,500,000		1,832,700
Rhode Island—1.2%
Rhode Island Health and Educational
Building Corporation, Hospital
Financing Revenue (Lifespan
Obligated Group Issue)
(Insured; Assured Guaranty)	7.00	5/15/39	5,000,000		5,283,050
South Carolina—2.3%
South Carolina Public Service
Authority, Revenue Obligations	5.50	1/1/38	10,000,000		10,311,200

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Tennessee—6.8%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	7.50	7/1/12	5,000,000	[a]	5,716,200
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	7.50	7/1/12	3,000,000	[a]	3,429,720
Knox County Health, Educational
and Housing Facility Board,
Revenue (University Health
System, Inc.)	5.25	4/1/36	8,910,000		6,706,022
Memphis Center City Revenue
Finance Corporation, Sports Facility
Revenue (Memphis Redbirds
Baseball Foundation Project)	6.50	9/1/28	10,000,000	[e]	6,723,100
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)	5.50	10/1/34	7,000,000	[c]	7,248,500
Texas—20.5%
Austin Convention Enterprises Inc.,
Convention Center Hotel
First Tier Revenue	6.70	1/1/11	4,000,000	[a]	4,393,360
Austin Convention Enterprises, Inc.,
Convention Center Hotel
Second Tier Revenue	5.75	1/1/34	3,000,000		1,813,830
Brazos River Authority,
PCR (TXU Electric
Company Project)	8.25	5/1/33	7,000,000		3,792,740
Cities of Dallas and Fort Worth,
Dallas/Fort Worth International
Airport, Facility Improvement
Corporation Revenue
(American Airlines, Inc.)	6.38	5/1/35	10,630,000		3,885,371
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue (Insured; MBIA, Inc.)	6.25	11/1/28	3,000,000		3,003,450

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
Dallas Area Rapid Transit,
Senior Lien Sales Tax Revenue	5.25	12/1/48	10,000,000		9,987,600
Gulf Coast Industrial Development
Authority, Environmental
Facilities Revenue (Microgy
Holdings Project)	7.00	12/1/36	6,000,000		3,317,400
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann
Healthcare System)	6.38	6/1/11	8,500,000	[a]	9,527,480
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann
Healthcare System)	7.25	12/1/35	2,000,000		2,092,280
Houston,
Airport System Special
Facilities Revenue (Continental
Airlines, Inc. Terminal E Project)	6.75	7/1/29	5,125,000		3,141,625
Houston,
Airport System Special
Facilities Revenue (Continental
Airlines, Inc. Terminal E Project)	7.00	7/1/29	3,800,000		2,401,904
Houston,
Combined Utility System
First Lien Revenue (Insured;
Assured Guaranty)	6.00	11/15/36	5,000,000	[c]	5,203,550
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty)	5.75	1/1/40	10,300,000		10,490,241
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	5,500,000		4,868,490
Sabine River Authority,
PCR (TXU Electric
Company Project)	6.45	6/1/21	11,300,000		5,626,609
Sam Rayburn Municipal Power
Agency, Power Supply
System Revenue	5.75	10/1/21	6,000,000		5,336,100
Texas Department of Housing and
Community Affairs, Home Mortgage
Revenue (Collateralized:
FHLMC, FNMA and GNMA)	12.38	7/2/24	800,000	[f]	848,176

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	7,100,000		6,651,706
Tyler Health Facilities
Development Corporation, HR,
Refunding and Improvement
Bonds (East Texas Medical
Center Regional Healthcare
System Project)	5.25	11/1/32	5,500,000		3,731,255
Vermont—.2%
Vermont Housing Finance Agency,
SFHR (Insured; FSA)	6.40	11/1/30	680,000		692,492
Virginia—2.6%
Greater Richmond Convention Center
Authority, Hotel Tax Revenue
(Convention Center
Expansion Project)	6.25	6/15/10	10,500,000	[a]	11,302,515
Pittsylvania County Industrial
Development Authority, Exempt
Facility Revenue (Multitrade of
Pittsylvania County, L.P. Project)	7.65	1/1/10	200,000		206,880
Washington—5.3%
Seattle,
Water System Revenue
(Insured; FGIC)	6.00	7/1/09	10,000,000	[a]	10,240,500
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)	6.25	8/1/36	6,000,000		6,137,640
Washington Higher Education
Facilities Authority, Revenue
(Seattle University Project)
(Insured; AMBAC)	5.25	11/1/37	4,210,000		4,100,414
Washington Housing Finance
Commission, Revenue
(Single-Family Program)
(Collateralized: FHLMC, FNMA
and GNMA)	5.15	6/1/37	3,000,000		2,821,680

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
West Virginia—1.4%
The County Commission of Pleasants
County, PCR (Allegheny Energy
Supply Company, LLC Pleasants
Station Project)	5.25	10/15/37	5,000,000	3,741,500
West Virginia Water Development
Authority, Water Development
Revenue (Insured; AMBAC)	6.38	7/1/39	2,250,000	2,227,388
Wisconsin—9.5%
Badger Tobacco Asset Securitization
Corporation, Tobacco Settlement
Asset-Backed Bonds	6.13	6/1/27	10,810,000	11,692,745
Badger Tobacco Asset Securitization
Corporation, Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/28	22,995,000	26,204,642
Madison,
IDR (Madison Gas and Electric
Company Projects)	5.88	10/1/34	2,390,000	2,260,486
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	2,000,000	1,730,800
Wyoming—1.8%
Sweetwater County,
SWDR (FMC Corporation Project)	5.60	12/1/35	4,500,000	3,318,075
Wyoming Municipal Power Agency,
Power Supply System Revenue	5.50	1/1/33	2,360,000	2,255,924
Wyoming Municipal Power Agency,
Power Supply System Revenue	5.38	1/1/42	2,750,000	2,524,775
U.S. Related—1.7%
Guam Housing Corporation,
SFMR (Guaranteed
Mortgage-Backed Securities
Program) (Collateralized; FHLMC)	5.75	9/1/31	965,000	955,350
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	6.00	7/1/10	6,000,000 [a]	6,407,040
Total Long-Term Municipal Investments
(cost $782,665,594)				713,153,969

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investments—4.8%	Rate (%)	Date	Amount ($)		Value ($)
California—.2%
Irvine Reassessment District,
Limited Obligation
Improvement Bonds
(Insured; FSA and
Liquidity Facility;
Dexia Credit Locale)	1.00	4/1/09	1,000,000	[g]	1,000,000
Western Riverside County
Regional Wastewater
Authority, Revenue
(Western Riverside County
Regional Wastewater
Treatment System)
(LOC; Dexia Credit Locale)	1.10	4/1/09	100,000	[g]	100,000
New York—2.2%
Monroe County,
GO Notes, RAN	6.50	4/15/09	8,000,000		8,008,160
New York City Housing
Development Corporation,
MFHR (Liquidity Facility;
Dexia Credit Locale)	0.50	4/1/09	1,500,000	[g]	1,500,000
Ohio—.5%
Cuyahoga County,
HR (W.O. Walker Center, Inc.
Project) (Insured; AMBAC and
Liquidity Facility; Key Bank)	9.00	4/7/09	2,300,000	[g]	2,300,000

Short-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Vermont—1.9%
Vermont Housing Finance Agency,
SFHR (Insured; FSA and Liquidity
Facility; DEPFA Bank PLC)	8.00	4/7/09	8,450,000 [g]	8,450,000
Total Short-Term
Municipal Investments
(cost $21,350,000)				21,358,160

Total Investments (cost $804,015,594)			166.6%	734,512,129
Liabilities, Less Cash and Receivables			(2.0%)	(8,669,961)
Preferred Stock, at redemption value			(64.6%)	(285,000,000)
Net Assets Applicable to Common Shareholders			100.0%	440,842,168

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Purchased on a delayed delivery basis.
d Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At March 31, 2009, this security amounted to $2,232,990 or .5% of net assets applicable to Common Shareholders.
e Non-income producing—security in default.
f Inverse floater security—the interest rate is subject to change periodically.
g Variable rate demand note—rate shown is the interest rate in effect at March 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	36.3
AA		Aa		AA	8.6
A		A		A	17.0
BBB		Baa		BBB	21.6
BB		Ba		BB	2.5
B		B		B	4.7
CCC		Caa		CCC	.8
F1		MIG1/P1		SP1/A1	1.7
Not Rated[h]		Not Rated[h]		Not Rated[h]	6.8
					100.0

† Based on total investments.
h Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund

25

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2009 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	804,015,594	734,512,129
Cash		205,787
Interest receivable		14,443,252
Receivable for investment securities sold		5,051,200
Prepaid expenses		49,706
		754,262,074
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		472,626
Payable for investment securities purchased		27,789,476
Dividends payable to Preferred Shareholders		16,227
Commissions payable		11,927
Accrued expenses		129,650
		28,419,906
Auction Preferred Stock, Series M,T,W,Th and F,
par value $.001 per share (11,400 shares
issued and outstanding at $25,000 per share
liquidation preference)—Note 1		285,000,000
Net Assets applicable to Common Shareholders ($)		440,842,168
Composition of Net Assets ($):
Common Stock, par value, $.001 per share
(60,766,921 shares issued and outstanding)		60,767
Paid-in capital		572,970,948
Accumulated undistributed investment income—net		3,776,136
Accumulated net realized gain (loss) on investments		(66,462,218)
Accumulated net unrealized appreciation
(depreciation) on investments		(69,503,465)
Net Assets applicable to Common Shareholders ($)		440,842,168
Shares Outstanding
(500 million shares authorized)		60,766,921
Net Asset Value, per share of Common Stock ($)		7.25

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended March 31, 2009 (Unaudited)

Investment Income ($):
Interest Income	23,604,195
Expenses:
Management fee—Note 3(a)	2,678,598
Commission fees—Note 1	376,607
Custodian fees—Note 3(b)	83,118
Professional fees	54,624
Shareholder servicing costs—Note 3(b)	54,064
Directors’ fees and expenses—Note 3(c)	34,956
Registration fees	31,520
Shareholders’ reports	30,789
Miscellaneous	39,136
Total Expenses	3,383,412
Less—reduction in management fee
due to undertaking—Note 3(a)	(357,146)
Net Expenses	3,026,266
Investment Income—Net	20,577,929
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(10,545,884)
Net unrealized appreciation (depreciation) on investments	(29,590,129)
Net Realized and Unrealized Gain (Loss) on Investments	(40,136,013)
Dividends on Preferred Stock	(2,872,959)
Net (Decrease) in Net Assets Resulting from Operations	(22,431,043)

See notes to financial statements.

The Fund

27

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2009	Year Ended
	(Unaudited)	September 30, 2008
Operations ($):
Investment income—net	20,577,929	41,314,010
Net realized gain (loss) on investments	(10,545,884)	(8,527,185)
Net unrealized appreciation
(depreciation) on investments	(29,590,129)	(67,515,841)
Dividends on Preferred Stock	(2,872,959)	(10,069,467)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(22,431,043)	(44,798,483)
Dividends to Common Shareholders from ($):
Investment income—net	(15,313,261)	(30,611,039)
Capital Stock Transactions ($):
Dividends reinvested	—	397,727
Total Increase (Decrease) in Net Assets	(37,744,304)	(75,011,795)
Net Assets ($):
Beginning of Period	478,586,472	553,598,267
End of Period	440,842,168	478,586,472
Undistributed investment income—net	3,776,136	1,384,427
Capital Share Transactions (Shares):
Increase in Shares Outstanding as a
Result of Dividends Reinvested	—	46,087

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements, and with respect to common stock, market price data for the fund’s common shares.

Six Months Ended
March 31, 2009			Year Ended September 30,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	7.88	9.12	9.46	9.38	9.18	9.14
Investment Operations:
Investment income—net[a]	.34	.68	.69	.66	.66	.63
Net realized and unrealized
gain (loss) on investments	(.67)	(1.25)	(.36)	.09	.21	.12
Dividends on Preferred Stock
from investment income—net	(.05)	(.17)	(.17)	(.15)	(.10)	(.06)
Total from
Investment Operations	(.38)	(.74)	.16	.60	.77	.69
Distributions to
Common Shareholders:
Dividends from
investment income—net	(.25)	(.50)	(.50)	(.52)	(.57)	(.65)
Net asset value, end of period	7.25	7.88	9.12	9.46	9.38	9.18
Market value, end of period	6.64	6.75	8.74	9.18	8.87	8.86
Total Return (%)[b]	2.32[c]	(18.00)	.46	9.74	6.87	1.55

The Fund

29

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
March 31, 2009			Year Ended September 30,
	(Unaudited)	2008	2007	2006	2005	2004
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets
applicable to Common Stock[d]	1.57[e]	1.58	1.63	1.55	1.47	1.43
Ratio of net expenses
to average net assets
applicable to Common Stock[d]	1.41[e]	1.42	1.48	1.40	1.33	1.43
Ratio of interest and expense
related to floating rate notes
issued to average net assets
applicable to Common Stock[d]	—	.17	.28	.18	.10	.05
Ratio of net investment income
to average net assets
applicable to Common Stock[d]	9.57[e]	7.79	7.38	7.15	7.03	6.97
Ratio of total expenses to
total average net assets	.95[e]	1.03	1.09	1.03	.98	.94
Ratio of net expenses to
total average net assets	.85[e]	.92	.99	.93	.89	.94
Ratio of interest and expense
related to floating rate notes
isssued to average net assets	—	.11	.19	.12	.07	.03
Ratio of net investment income
to total average net assets	5.76[e]	5.07	4.92	4.75	4.67	4.59
Portfolio Turnover Rate	16.13[c]	48.60	34.75	31.44	27.96	27.31
Asset coverage of Preferred
Stock, end of period	255	268	294	301	299	295
Net Assets, net of
Preferred Stock,
end of period ($ x 1,000)	440,842	478,586	553,598	573,391	568,264	556,235
Preferred Stock outstanding,
end of period ($ x 1,000)	285,000	285,000	285,000	285,000	285,000	285,000

a	Based on average shares outstanding at each month end.
b	Calculated based on market value.
c	Not annualized.
d	Does not reflect the effect of dividends to Preferred Stockholders.
e	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Strategic Municipals, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified closed-end management investment company.The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment advisor. The fund’s Common Stock trades on the New York Stock Exchange under the ticker symbol LEO.

The fund has outstanding 2,280 shares of Series M, Series T, Series W, SeriesTH and Series F for a total of 11,400 shares of Auction Preferred Stock (“APS”), with a liquidation preference of $25,000 per share (plus an amount equal to accumulated but unpaid dividends upon liquidation). APS dividend rates are determined pursuant to periodic auctions. Deutsche Bank Trust Company America, as Auction Agent, receives a fee from the fund for its services in connection with such auctions. The fund also compensates broker-dealers generally at an annual rate of .15%-.25% of the purchase price of the shares of APS.

The fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the fund from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of APS at liquidation value.

The holders of the APS, voting as a separate class, have the right to elect at least two directors.The holders of the APS will vote as a separate class on certain other matters, as required by law. The fund has designated Robin A. Melvin and John E. Zuccotti as directors to be elected by the holders of APS.

The Fund

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in municipal debt securities are valued on the last business day of each week and month by an independent pricing service (the “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on the last business day of each week and month.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments. Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in
Securities	—	734,512,129	—	734,512,129
Other Financial
Instruments†	—	—	—	—
Liabilities ($)
Other Financial
Instruments†	—	—	—	—

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts.Amounts shown represent unrealized appreciation (depreciation) at period end.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

(c) Dividends to shareholders of Common Stock (“Common Shareholders(s)”): Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

For Common Shareholders who elect to receive their distributions in additional shares of the fund, in lieu of cash, such distributions will be reinvested at the lower of the market price or net asset value per share (but not less than 95% of the market price) based on the record date’s respective prices. If the net asset value per share on the record date is lower than the market price per share, shares will be issued by the fund at the record date’s net asset value on the payable date of the distribution. If the net asset value per share is less than 95% of the market value, shares will be issued by the fund at 95% of the market value. If the market price is lower than the net asset value per share on the record date, BNY Mellon Shareowner Services, a subsidiary of BNY Mellon and an affiliate of Dreyfus, will purchase fund shares in the open market commencing on the payable date and reinvest those shares accordingly. As a result of purchasing fund shares in the open market, fund shares outstanding will not be affected by this form of reinvestment.

On March 30, 2009, the Board of Directors declared a cash dividend of $.042 per share from investment income-net, payable on April 30, 2009 to Common Shareholders of record as of the close of business on April 15, 2009.

(d) Dividends to shareholders of APS: Dividends, which are cumulative, are generally reset every 7 days for each Series of APS pursuant to a process specified in related fund charter documents. Dividends rates as of March 31, 2009 for each Series of APS were as follows: Series M-0.685%, Series T-0.685%, Series W-0.746%, Series TH-0.746% and Series F-0.746%.These rates reflect the “maximum rates” under the governing instruments as a result of “failed auctions” in which sufficient clearing bids are not received. The average dividend rates for the period ended March 31, 2009 for each Series of APS were as follows: Series M-2.03%, Series T-1.99%, Series W-1.98%, Series TH-2.02% and Series F-2.09%.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended September 30, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The Fund

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an unused capital loss carryover of $47,105,572 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to September 30, 2008. If not applied, $19,582,677 of the carryover expires in fiscal 2011, $27,258,106 expires in fiscal 2012 and $264,789 expires in fiscal 2016.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2008 were as follows: tax exempt income $40,680,506. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participated with other Dreyfus managed funds in a $300 million unsecured line of credit provided by The Bank of New York Mellon (the “BNYM Facility”) primarily to be utilized for temporary or emergency purposes including the financing of redemptions. The terms of the BNYM Facility limits the amount of individual fund borrowings. Interest was charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended October 1, 2008 through October 14, 2008, the fund did not borrow under the BNYM Facility. Effective October 15, 2008, the $300 million unsecured line of credit was terminated.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average weekly net assets, inclusive of the outstanding auction preferred stock, and is payable monthly. The Agreement provides for an expense reimbursement from the Manager should the fund’s aggregate expenses, exclusive of taxes, interest on borrowings, brokerage and extraordinary expenses, in any full fiscal year exceed the lesser of (1) the expense limitation of any state having jurisdiction over the fund or (2) 2% of the first $10 million, 1 1 / 2 % of the next $20 million and 1% of the excess over $30 million of the average value of the fund’s net assets. The fund has currently undertaken for the period from October 1, 2008 through October 31, 2009, to waive receipt of a portion of the fund’s management fee, in the amount of .10% of the value of the fund’s average weekly net assets (including net assets representing auction preferred stock outstanding). The reduction in management fee, pursuant to the undertaking, amounted to $357,146 during the period ended March 31, 2009.

(b) The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services to the fund. During the period ended March 31, 2009, the fund was charged $83,118 pursuant to the custody agreement.

The fund also compensates The Bank of New York Mellon under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended March 31, 2009, the fund was charged $54,064 pursuant to the transfer agency agreement.

During the period ended March 31, 2009, the fund was charged $2,394 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $460,184, custodian fees $51,766, transfer agency per account fees $19,640 and chief compliance officer fees $2,394, which are offset against an expense reimbursement currently in effect in the amount of $61,358.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund

37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2009, amounted to $137,282,331 and $110,365,524, respectively.

At March 31, 2009, accumulated net unrealized depreciation on investments was $69,503,465, consisting of $27,448,001 gross unrealized appreciation and $96,951,466 gross unrealized depreciation.

At March 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008.At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a Meeting of the fund’s Board of Directors held on November 10-11, 2008, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory services, and the fund’s separate Administration Agreement, pursuant to which the Manager provides the fund with administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus complex, and representatives of the Manager confirmed that there had been no material changes in the information. The Board also discussed the nature, extent, and quality of the services provided to the fund pursuant to the fund’s Management Agreement. The Manager’s representatives noted the fund’s closed-end structure, the relationships the Manager has with various intermediaries, the different needs of each intermediary, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to fund shareholders. The Board noted the fund’s asset size and considered that a closed-end fund is not subject to the inflows and outflows of assets as an open-end fund would be that would increase or decrease its asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

The Fund

39

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Management Fee and Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s management fee and expense ratio with a group of comparable “leveraged” funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in the fund’s reports were comparisons of contractual and actual management fee rates and total operating expenses.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance on an net asset value and market price basis, as well as comparisons of total return performance for various periods ended August 31, 2008 and yield performance for one-year periods ended August 31st for the fund to the same group of funds as the Expense Group (the “Performance Group”) and to a group of funds that was broader than the Expense Universe (the “Performance Universe”) that also were selected by Lipper. The Manager previously had furnished the Board with a description of the methodology Lipper used to select the fund’s Expense Group and Expense Universe, and Performance Group and Performance Universe. The Manager also provided a comparison of the fund’s total returns at net asset value to the fund’s Lipper category average returns for the past 10 calendar years.

The Board reviewed the results of the Expense Group and Expense Universe comparisons that were prepared based on financial statements currently available to Lipper as of August 31, 2008.The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual management fee (based on net assets solely attributable to common stock) was higher than the Expense Group median and that the fund’s actual management fee was higher than the Expense Group and Expense Universe medians. The Board also noted that the fund’s total expense ratio (based on net assets solely attributable to common stock after leverage) was higher than the Expense Group and Expense Universe medians.The Board noted the undertaking in effect by the Manager over the past year to waive receipt of .10% of the fund’s management fee and the Manager’s commitment to continue such waiver through October 31, 2009.

With respect to the fund’s performance on a net asset value basis, the Board noted that the fund’s total return performance was higher than the Performance Group median for three of the six reported time periods up to 10 years, and higher than Performance Universe median for four of the six reported time periods up to 10 years. The Board also received a presentation from the Manager which described the significant difference in municipal bond fund total return performance results for periods ended August 31, 2008 and September 30, 2008, and the Manager provided the Board with information indicating the fund’s improved total return ranking (at net asset value) for the 1-year period ended September 30, 2008.The Board further noted that the fund’s total return (at net asset value) was higher than the fund’s Lipper category average return for 6 of the past 10 calendar years (lower in 4 of the 10 years). On a yield performance basis, the Board noted that the fund’s 1-year yields for the past 10 annual periods were at or higher than the Performance Group median and variously at, higher, or lower thank the Performance Universe median for each of the annual periods.

With respect to the fund’s performance on a market price basis, the Board noted that the fund achieved a range total return results that were variously at, higher, or lower than the Performance Group and Performance Universe medians for each reported time period up to 10 years. On a yield performance basis, the Board noted that the fund’s 1-year yields for the past 10 annual periods were higher than the Performance Group and Performance Universe medians for 7 and 8 of the 10 reported annual periods, respectively.

The Fund

41

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by investment companies managed by the Manager or its affiliates that were reported in the same Lipper category as the fund (the “Similar Funds”). It was noted that each Similar Fund also was a closed-end fund, for which similar services to be provided by the Manager are required.The Board members analyzed differences in fees paid to the Manager and discussed the relationship of the management fees in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.The Manager’s representatives noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager for the fund and the method used to determine such expenses and profit. The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board also had been informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund and noted that there were no soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Investment Advisory and Administration Agreements bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was reasonable given the generally superior service levels provided. The Board also noted the Manager’s waiver of receipt of a portion of the management fee over the past year and its effect on the profitability of the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board reached the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, including the Manager’s undertaking to waive receipt of 0.10% of the fund’s invest- ment advisory fee through October 31, 2009, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

The Fund

43

INFORMATION ABOUT THE	REVIEW AND	APPROVAL	OF THE
FUND’S MANAGEMENT	AGREEMENT	(Unaudited)	(continued)

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

OFFICERS AND DIRECTORS Dreyfus Strategic Municipals, Inc.

200 Park Avenue New York, NY 10166

Directors

Joseph S. DiMartino David W. Burke William Hodding Carter, III Gordon J. Davis Joni Evans Ehud Houminer Richard C. Leone Hans C. Mautner

Robin A. Melvin* Burton N.Wallack John E. Zuccotti*

* Auction Preferred Stock Directors

Officers

President J. David Officer

Executive Vice Presidents A. Paul Disdier Phillip N. Maisano Vice President and Secretary Michael A. Rosenberg

Vice President and Assistant Secretaries James Bitetto Joni Lacks Charatan Joseph M. Chioffi Janette E. Farragher John B. Hammalian Robert R. Mullery Jeff Prusnofsky

Treasurer James Windels Assistant Treasurers Richard Cassaro Gavin C. Reilly Robert Robol Robert Salviolo Robert Svagna

Officers (continued)

Chief Compliance Officer Joseph W. Connolly

Portfolio Managers:

Joseph P. Darcy Douglas J. Gaylor James Welch

Investment Adviser

The Dreyfus Corporation

Custodian

The Bank of New York Mellon

Counsel

Stroock & Stroock & Lavan LLP

Transfer Agent,

Dividend Disbursing Agent and Registrar

BNY Mellon Shareowner Services (Common Stock) Deutsche Bank Trust Company America (Auction Preferred Stock)

Auction Agent

Deutsche Bank Trust Company America (Auction Preferred Stock)

Stock Exchange Listing

NYSE Symbol: LEO

Initial SEC Effective Date

9/23/87

The Net AssetValue appears in the following publications: Barron’s, Closed-End Bond Funds section under the heading “Municipal Bond Funds” every Monday;Wall Street Journal, Mutual Funds section under the heading “Closed-End Bond Funds” every Monday; NewYorkTimes, Business section under the heading “Closed-End Bond Funds—National Municipal Bond Funds” every Sunday.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940,as amended,that the fund may purchase shares of its common stock in the open market when it can do so at prices below the then current net asset value per share.

The Fund

45

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
None
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipals, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 28, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 28, 2009

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)